Loans, Net - Summary of Loans (Detail) - USD ($) $ in Thousands	Sep. 30, 2018		Jun. 30, 2018	Dec. 31, 2017		Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016		Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Total loans held in portfolio	$ 954,074	[1]		$ 869,119	[1],[2]			$ 772,861	[2]
Allowance for loan losses	(6,156)		$ (6,015)	(5,652)		$ (5,464)	$ (4,891)	(4,357)		$ (3,076)
Loans, net	947,918			863,467				768,504
Commercial and Industrial Loans
Accounts Notes And Loans Receivable [Line Items]
Total loans held in portfolio	159,776	[3]		135,040	[3],[4]			117,762	[4]
Consumer Loans and Leases
Accounts Notes And Loans Receivable [Line Items]
Total loans held in portfolio	18,174			22,736				26,676
Municipal and Other Loans
Accounts Notes And Loans Receivable [Line Items]
Total loans held in portfolio	51,501			53,632				56,596
Real Estate | 1-4 Single Family Residential Loans
Accounts Notes And Loans Receivable [Line Items]
Total loans held in portfolio	244,633			232,510				206,641
Real Estate | Construction, Land and Development
Accounts Notes And Loans Receivable [Line Items]
Total loans held in portfolio	155,778			139,470				113,316
Real Estate | Commercial Real Estate Loans (Including Multifamily)
Accounts Notes And Loans Receivable [Line Items]
Total loans held in portfolio	$ 324,212			$ 285,731				$ 251,870

[1]	Balance includes $(3.6 million) and $(3.4 million) of deferred fees, cost, premium and discount as of September 30, 2018 and December 31, 2017, respectively.
[2]	Balance includes $(3.4) million and $(2.6) million of deferred fees, cost, premium and discount as of December 31, 2017 and 2016.
[3]	Balance includes $75.9 million and $67.1 million of the unguaranteed portion of SBA loans as of September 30, 2018 and December 31, 2017, respectively.
[4]	Balance includes $67.1 million and $58.7 million of the unguaranteed portion of SBA loans as of December 31, 2017 and 2016, respectively.